Organization & Basis of Presentation (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Current operation activities	$ 1,500,000	$ 1,500,000
Cash	$ 22,110	27,889	$ 179,032
Minimum [Member]
Current operation activities		5,000,000
Maximum [Member]
Current operation activities		$ 10,000,000